8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 1
June 30, 2013	$ 1,800,000
June 30, 2014	1,800,000
June 30, 2015	1,800,000
PNC Term Loan Payable	5,400,000	2,000,000
Less: Current portion	(1,800,000)
Long-term portion	$ 3,600,000